Subsequent Events	12 Months Ended
Apr. 28, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events through June 28, 2024, the date of issuance of these financial statements, and determined there were no additional items that required further disclosure or recognition.